Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	$ 5,147	$ 5,020
Provision for credit losses	3,028	2,579
Net write-offs	(2,942)	(2,351)
Other, including foreign currency adjustment	(94)	(101)
Provision for credit losses
Balance at end of year	5,139	5,147
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	5,065	4,920
Provision for credit losses
Balance at end of year	5,077	5,065
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	8	16
Provision for credit losses
Balance at end of year	6	8
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	74	84
Provision for credit losses
Balance at end of year	56	74
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	678	717
Provision for credit losses	104	104
Net write-offs	(74)	(123)
Other, including foreign currency adjustment	(28)	(20)
Provision for credit losses
Remeasurement	56	25
Newly originated or purchased financial assets	58	88
Derecognition of financial assets and maturities	(10)	(9)
Gross write-offs	(100)	(219)
Recoveries	26	96
Foreign exchange and other movements	(28)	(20)
Balance at end of year	680	678
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	678
Provision for credit losses
Balance at end of year	680	678
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	2,109	1,879
Provision for credit losses	1,489	1,411
Net write-offs	(1,534)	(1,166)
Other, including foreign currency adjustment	1	(15)
Provision for credit losses
Remeasurement	1,210	974
Newly originated or purchased financial assets	460	615
Derecognition of financial assets and maturities	(181)	(178)
Gross write-offs	(1,818)	(1,441)
Recoveries	284	275
Foreign exchange and other movements	1	(15)
Balance at end of year	2,065	2,109
Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	2,109
Provision for credit losses
Balance at end of year	2,065	2,109
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,213	1,163
Provision for credit losses	1,161	898
Net write-offs	(1,105)	(854)
Other, including foreign currency adjustment	(14)	6
Provision for credit losses
Remeasurement	972	765
Newly originated or purchased financial assets	312	329
Derecognition of financial assets and maturities	(123)	(196)
Changes in models and methodologies	0
Gross write-offs	(1,324)	(1,104)
Recoveries	219	250
Foreign exchange and other movements	(14)	6
Balance at end of year	1,255	1,213
Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,213
Provision for credit losses
Balance at end of year	1,255	1,213
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,147	1,261
Provision for credit losses	274	166
Net write-offs	(229)	(208)
Other, including foreign currency adjustment	(53)	(72)
Provision for credit losses
Remeasurement	308	177
Newly originated or purchased financial assets	178	322
Derecognition of financial assets and maturities	(195)	(340)
Changes in models and methodologies	(14)	17
Gross write-offs	(274)	(276)
Recoveries	45	68
Foreign exchange and other movements	(54)	(74)
Balance at end of period including off-balance sheet exposures	1,133	1,139
Less: Allowance for credits losses on off-balance sheet exposures	56	74
Balance at end of year	1,139	1,147
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,139	1,245
Provision for credit losses
Balance at end of year		1,139
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,065
Provision for credit losses
Balance at end of year	1,077	1,065
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,065
Provision for credit losses
Balance at end of year	1,077	1,065
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,223
Provision for credit losses
Balance at end of year	1,312	1,223
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	112	103
Provision for credit losses
Remeasurement	(88)	(131)
Newly originated or purchased financial assets	58	88
Derecognition of financial assets and maturities	(1)	(2)
Transfer to (from)stage 1	61	77
Transfer to (from)stage 2	(15)	(18)
Foreign exchange and other movements	(1)	(5)
Balance at end of year	126	112
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	112
Provision for credit losses
Balance at end of year	126	112
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	578	477
Provision for credit losses
Remeasurement	(597)	(670)
Newly originated or purchased financial assets	460	615
Derecognition of financial assets and maturities	(81)	(82)
Transfer to (from)stage 1	458	453
Transfer to (from)stage 2	(198)	(189)
Transfer to (from)stage 3	(4)	(4)
Foreign exchange and other movements	(7)	(22)
Balance at end of year	609	578
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	578
Provision for credit losses
Balance at end of year	609	578
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	401	364
Provision for credit losses
Remeasurement	(356)	(276)
Newly originated or purchased financial assets	312	329
Derecognition of financial assets and maturities	(59)	(91)
Transfer to (from)stage 1	263	259
Transfer to (from)stage 2	(131)	(162)
Transfer to (from)stage 3		(1)
Foreign exchange and other movements	(6)	(21)
Balance at end of year	424	401
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	401
Provision for credit losses
Balance at end of year	424	401
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(47)	(93)
Newly originated or purchased financial assets	178	322
Derecognition of financial assets and maturities	(141)	(108)
Changes in models and methodologies	(9)	3
Transfer to (from)stage 1	55	63
Transfer to (from)stage 2	(15)	(187)
Transfer to (from)stage 3		(2)
Foreign exchange and other movements	(3)	(3)
Balance at end of period including off-balance sheet exposures	191	173
Less: Allowance for credits losses on off-balance sheet exposures	38	41
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	173	178
Provision for credit losses
Balance at end of year		173
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	132
Provision for credit losses
Balance at end of year	153	132
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	132
Provision for credit losses
Balance at end of year	153	132
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	2,165
Provision for credit losses
Balance at end of year	2,170	2,165
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	206	214
Provision for credit losses
Remeasurement	27	5
Derecognition of financial assets and maturities	(9)	(7)
Transfer to (from)stage 1	(52)	(65)
Transfer to (from)stage 2	108	106
Transfer to (from)stage 3	(44)	(39)
Foreign exchange and other movements	(7)	(8)
Balance at end of year	229	206
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	206
Provision for credit losses
Balance at end of year	229	206
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	887	802
Provision for credit losses
Remeasurement	561	629
Newly originated or purchased financial assets	0
Derecognition of financial assets and maturities	(100)	(96)
Transfer to (from)stage 1	(450)	(442)
Transfer to (from)stage 2	281	284
Transfer to (from)stage 3	(321)	(286)
Foreign exchange and other movements	7	(4)
Balance at end of year	865	887
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	887
Provision for credit losses
Balance at end of year	865	887
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	812	799
Provision for credit losses
Remeasurement	543	448
Derecognition of financial assets and maturities	(64)	(105)
Transfer to (from)stage 1	(263)	(259)
Transfer to (from)stage 2	131	162
Transfer to (from)stage 3	(293)	(239)
Foreign exchange and other movements	(35)	6
Balance at end of year	831	812
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	812
Provision for credit losses
Balance at end of year	831	812
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	50	6
Derecognition of financial assets and maturities	(27)	(164)
Changes in models and methodologies	(5)	14
Transfer to (from)stage 1	(55)	(58)
Transfer to (from)stage 2	18	218
Transfer to (from)stage 3	(7)	(30)
Foreign exchange and other movements	(2)	(2)
Balance at end of period including off-balance sheet exposures	263	291
Less: Allowance for credits losses on off-balance sheet exposures	18	31
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	291	307
Provision for credit losses
Balance at end of year		291
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	260
Provision for credit losses
Balance at end of year	245	260
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	260
Provision for credit losses
Balance at end of year	245	260
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,677
Provision for credit losses
Balance at end of year	1,595	1,677
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	360	400
Provision for credit losses
Remeasurement	117	151
Derecognition of financial assets and maturities	0
Transfer to (from)stage 1	(9)	(12)
Transfer to (from)stage 2	(93)	(88)
Transfer to (from)stage 3	44	39
Gross write-offs	(100)	(219)
Recoveries	26	96
Foreign exchange and other movements	(20)	(7)
Balance at end of year	325	360
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	360
Provision for credit losses
Balance at end of year	325	360
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	644	600
Provision for credit losses
Remeasurement	1,246	1,015
Transfer to (from)stage 1	(8)	(11)
Transfer to (from)stage 2	(83)	(95)
Transfer to (from)stage 3	325	290
Gross write-offs	(1,818)	(1,441)
Recoveries	284	275
Foreign exchange and other movements	1	11
Balance at end of year	591	644
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	644
Provision for credit losses
Balance at end of year	591	644
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	785	593
Transfer to (from)stage 3	293	240
Gross write-offs	(1,324)	(1,104)
Recoveries	219	250
Foreign exchange and other movements	27	21
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	305	264
Derecognition of financial assets and maturities	(27)	(68)
Transfer to (from)stage 1		(5)
Transfer to (from)stage 2	(3)	(31)
Transfer to (from)stage 3	7	32
Gross write-offs	(274)	(276)
Recoveries	45	68
Foreign exchange and other movements	(49)	(69)
Balance at end of period including off-balance sheet exposures	679	675
Less: Allowance for credits losses on off-balance sheet exposures		2
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	675	760
Provision for credit losses
Balance at end of year		675
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	673
Provision for credit losses
Balance at end of year	679	673
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	673
Provision for credit losses
Balance at end of year	$ 679	$ 673